Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 5,611	$ 223,576	$ 730
Merchant services reserve			2,938
Total current assets	5,611	223,576	3,668
Equipment, net	9,216	9,715
Dino Might program	1,979	1,979	1,979
Total assets	16,806	235,270	5,647
Current liabilities
Accounts payable and accrued liabilities	611,054	223,067	282,849
Bank overdraft	4,993		1,577
Due to related party	3,000
Deferred compensation	1,861,178	300,995
Note payable - related party	298,163	100,000	606,145
Convertible debenture, net - related party		85,829	19,055
Derivative liability convertible note			19,406
Total current liabilities	2,778,388	709,891	929,032
Commitments and Contingencies (Note 9)
Stockholders' deficit
Preferred stock, value
Common stock, $.0001 par value: 700,000,000 authorized; 22,858,246 and 22,848,246 shares issued and outstanding on March 31, 2019 and December 31, 2018, respectively	2,286	2,285	15
Additional paid-in capital	33,848,525	33,798,526	29,328,064
Accumulated deficit	(36,612,393)	(34,275,432)	(30,251,465)
Total stockholders' deficit	(2,761,582)	(474,621)	(923,385)
Total liabilities and stockholders' deficit	16,806	235,270	5,647
Preferred Series C
Stockholders' deficit
Preferred stock, value			$ 1